Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Datum One Series Trust
Entity Central Index Key	0001806095
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000219507 [Member]
Shareholder Report [Line Items]
Fund Name	Polar Capital Emerging Market Stars Fund
Class Name	Polar Capital Emerging Market Stars Fund
Trading Symbol	POLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polar Capital Emerging Market Stars Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Additional Information Phone Number	800-806-1112 or 312-557-3164
Additional Information Website	polarcapitalfunds.com/us/individual/Our-Funds/Literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital Emerging Market Stars Fund	$57	1.00%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 183,501,530
Holdings Count | Holding	60
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS as of September 30, 2025
Fund net assets	$183,501,530%
Total number of portfolio holdings	60%
Portfolio turnover rate	26%

Holdings [Text Block]	Geographical Allocation as % of Net Assets
China	29.8%
Taiwan	18.1%
India	13.6%
South Korea	12.5%
Brazil	6.3%
Vietnam	3.8%
Singapore	3.6%
Hong Kong	3.0%
South Africa	2.9%
Other	5.6%

C000240614 [Member]
Shareholder Report [Line Items]
Fund Name	Polar Capital Emerging Market ex-China Stars Fund
Class Name	Polar Capital Emerging Market ex-China Stars Fund
Trading Symbol	POLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polar Capital Emerging Market ex-China Stars Fund (“Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Additional Information Phone Number	800-806-1112 or 312-557-3164
Additional Information Website	polarcapitalfunds.com/us/individual/Our-Funds/Literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital Emerging Market ex-China Stars Fund	$57	1.00%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.00%	[2]
Net Assets	$ 1,306,124
Holdings Count | Holding	52
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS as of September 30, 2025
Fund net assets	$1,306,124%
Total number of portfolio holdings	52%
Portfolio turnover rate	33%

Holdings [Text Block]	Geographical Allocation as % of Net Assets
Taiwan	22.6%
South Korea	19.1%
India	19.0%
Brazil	9.4%
Singapore	5.8%
Vietnam	4.3%
Mexico	3.7%
South Africa	3.4%
United Arab Emirates	2.9%
Other	7.0%

C000250258 [Member]
Shareholder Report [Line Items]
Fund Name	Polar Capital International Small Company Fund
Class Name	Polar Capital International Small Company Fund
Trading Symbol	PCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polar Capital International Small Company Fund (“Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Additional Information Phone Number	800-806-1112 or 312-557-3164
Additional Information Website	polarcapitalfunds.com/us/individual/Our-Funds/Literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital International Small Company Fund	$60	1.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%	[3]
Net Assets	$ 139,152,755
Holdings Count | Holding	50
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS as of September 30, 2025
Fund net assets	$139,152,755%
Total number of portfolio holdings	50%
Portfolio turnover rate	15%

Holdings [Text Block]	Geographical Allocation as % of Net Assets
Sweden	21.6%
Japan	16.7%
United Kingdom	14.7%
Germany	13.5%
Australia	8.2%
South Korea	5.4%
United States	3.5%
Taiwan	3.3%
Denmark	2.9%
Other	9.6%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.